Filed pursuant to Rule 497(e)

DoubleLine Funds Trust Registration Nos. 333-164298 and 811-22378

DoubleLine Equity Funds Registration Nos. 333-186042 and 811-22790

December 1, 2015

DOUBLELINE FUNDS TRUST

DoubleLine Total Return Bond Fund

DoubleLine Core Fixed Income Fund

DoubleLine Emerging Markets Fixed Income Fund

DoubleLine Low Duration Bond Fund

DoubleLine Floating Rate Fund

DoubleLine Flexible Income Fund

DoubleLine Low Duration Emerging Markets Fixed Income Fund

DoubleLine Long Duration Total Return Bond Fund

DoubleLine Multi-Asset Growth Fund

DoubleLine Strategic Commodity Fund

DoubleLine Shiller Enhanced CAPE®

DOUBLELINE EQUITY FUNDS

DoubleLine Equities Growth Fund

Supplement dated December 1, 2015 to the Prospectus and Statement of Additional Information for Class I and Class N shares of DoubleLine Total Return Bond Fund, Class I and Class N shares of DoubleLine Core Fixed Income Fund, Class I and Class N shares of DoubleLine Emerging Markets Fixed Income Fund, Class A and Class I shares of DoubleLine Multi-Asset Growth Fund, Class I and Class N shares of DoubleLine Low Duration Bond Fund, Class I and Class N shares of DoubleLine Floating Rate Fund, Class I and Class N shares of DoubleLine Flexible Income Fund, Class I and Class N shares of DoubleLine Low Duration Emerging Markets Fixed Income Fund, Class I and Class N shares of DoubleLine Long Duration Total Return Bond Fund, Class A and Class I shares of

DoubleLine Equities Growth Fund, and Class I and Class N shares of DoubleLine Shiller Enhanced CAPE® dated July 31, 2015 (the “DoubleLine Funds Prospectus” and “DoubleLine Funds SAI,” respectively); and the Prospectus for Class I and Class N shares of DoubleLine Strategic Commodity Fund dated August 31, 2015 (the “Commodity Fund Prospectus”). This Supplement updates certain information contained in the above-dated Prospectuses and SAI. Please review this important information carefully.

Effective immediately, the section in the DoubleLine Funds Prospectus titled “Calculation of NAV” is replaced in its entirety with the following:

The NAV of each class of a Fund, except as noted below, is typically calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE opens for regular trading. Each Fund’s assets are normally valued as of this time for the purpose of computing a Fund’s NAV. In addition, the Fixed-Income Funds, DoubleLine Shiller Enhanced CAPE®, and DoubleLine Multi-Asset Growth Fund do not calculate their NAVs and are not available for purchase or redemption on holidays when the principal U.S. bond markets are closed, such as Columbus Day and Veterans Day. The time as of which shares are priced and the time until which purchase and redemption orders are accepted for processing at the NAV calculated that day may be changed by a Fund in its discretion as permitted by applicable law or the Securities and Exchange Commission (the “SEC”). In calculating its NAV, a Fund generally will not consider market data or other market information that becomes available only after the time as of which the Fund calculates its NAV, such as securities transactions that occur after that time.

The Funds value their portfolio securities for purposes of calculating their NAVs using procedures approved by the Funds’ Board of Trustees. Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular business day.

A share class’s NAV is determined by adding the values of a Fund’s securities, cash and other assets attributable to that class, subtracting all of a Fund’s expenses and liabilities attributable to that class, and then dividing by the total number of shares outstanding for that class of the Fund (assets-liabilities/# of shares = NAV). A Fund’s investments for which market quotations are readily available are valued based on market value. Equity securities are typically valued at the last reported sales price on the principal exchange or market on which they are traded or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sales price. If the NASDAQ official closing price is not available for a security, that security will generally be valued using the mean between the closing bid and asked prices.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Prices obtained from independent pricing services use various inputs, including, but not limited to, information provided by broker-dealers; pricing formulas, such as dividend discount models; option valuation formulas; estimates of market values obtained from yield data relating to investments or securities with similar characteristics; and discounted cash flow models that might be applicable. A Fund will generally value over-the-counter (OTC) derivatives on the basis of valuations obtained from counterparties or evaluated prices supplied by independent pricing services. Forward foreign currency contracts are generally valued based on rates provided by independent pricing services. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade. A Fund will generally value its investments in other investment companies and private funds, such as hedge funds, at their reported NAVs, to the extent available.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the values of currencies in relation to the U.S. dollar.

If market quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before a Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board of

Trustees, attempt to assign a value to the security. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While a Fund’s use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

The valuations of securities that trade principally on a foreign market that closes before the time as of which a Fund calculates its NAV will generally be based on quotations as of that earlier closing time or evaluated prices. If significant events occur after that earlier closing time but before the time as of which a Fund calculates its NAV, the Fund may fair value those securities in accordance with the Fund’s valuation policies. When a Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of the time the Fund calculates its NAV to value those investments in U.S. dollars.

Foreign markets may be closed on days when a Fund prices its shares (e.g., on non-U.S. holidays), and foreign markets may be open on weekends and other days when the Fund does not price its shares. The value of such assets or the Funds’ shares may change significantly on days when a Fund’s shares are not able to be purchased, redeemed, or exchanged.

Effective immediately, the section in the Commodity Fund Prospectus titled “Calculation of NAV” is replaced in its entirety with the following:

The NAV of each class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE opens for regular trading. The Fund’s assets are normally valued as of this time for the purpose of computing the Fund’s NAV. The time as of which shares are priced and the time until which purchase and redemption orders are accepted for processing at the NAV calculated that day may be changed by a Fund in its discretion as permitted by applicable law or the Securities and Exchange Commission (the “SEC”). In calculating its NAV, the Fund generally will not consider market data or other market information that becomes available only after the time as of which the Fund calculates its NAV, such as securities transactions that occur after that time.

The Fund values its portfolio securities for purposes of calculating its NAV using procedures approved by the Fund’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Fund calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies the Fund may use to value a security and they may not represent the means by which the Fund’s investments are valued on any particular business day.

A share class’s NAV is determined by adding the values of the Fund’s securities, cash and other assets attributable to that class, subtracting all of the Fund’s expenses and liabilities attributable to that class, and then dividing by the total number of shares outstanding for that class of the Fund (assets-liabilities/# of shares = NAV). The Fund’s investments for which market quotations are readily available are valued based on market value. Equity securities are typically valued at the last reported sales price on the principal exchange or market on which they are traded or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sales price. If the NASDAQ official closing price is not available for a security, that security will generally be valued using the mean between the closing bid and asked prices.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Prices obtained from independent pricing services use various inputs, including, but not limited to, information provided by broker-dealers; pricing formulas, such as dividend discount models; option valuation formulas; estimates of market values obtained from yield data relating to investments or securities with similar characteristics; and discounted cash flow models that might be applicable. The Fund will generally value over-the-counter (OTC) derivatives on the basis of valuations obtained from counterparties or evaluated prices supplied by independent pricing services. Forward foreign currency contracts are generally valued based on rates provided by independent pricing services. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade. The Fund will generally value its investments in other investment companies and private funds, such as hedge funds, at their reported NAVs, to the extent available.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the values of currencies in relation to the U.S. dollar.

If market quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before the Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board of Trustees, attempt to assign a value to the security. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While the Fund’s use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

The valuations of securities that trade principally on a foreign market that closes before the time as of which the Fund calculates its NAV will generally be based on quotations as of that earlier closing time or evaluated prices. If significant events occur after that earlier closing time but before the time as of which the Fund calculates its NAV, the Fund may fair value those securities in accordance with the Fund’s valuation policies. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of the time the Fund calculates its NAV to value those investments in U.S. dollars.

Foreign markets may be closed on days when the Fund prices its shares (e.g., on non-U.S. holidays), and foreign markets may be open on weekends and other days when the Fund does not price its shares. The value of such assets or the Fund’s shares may change significantly on days when the Fund’s shares are not able to be purchased, redeemed, or exchanged.

Effective immediately, Su Fei Koo and Mark W. Christensen will become portfolio managers of DoubleLine Emerging Markets Fixed Income Fund (for purposes of the following changes, the “Fund”). Accordingly, the section titled “Portfolio Manager” in the Fund’s Fund Summary in the DoubleLine Funds Prospectus is replaced in its entirety with the following:

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Luz M. Padilla	Since the Fund’s inception in 2010	Portfolio Manager
Su Fei Koo	Since December 2015	Portfolio Manager
Mark W. Christensen	Since December 2015	Portfolio Manager

In addition, in the section of the DoubleLine Funds Prospectus titled “Management of the Funds — Portfolio Managers,” the lists of DoubleLine funds for which Ms. Koo and Mr. Christensen serve as portfolio managers are modified to add DoubleLine Emerging Markets Fixed Income Fund and reflect that their length of service in that role with the Fund began in December 2015.

In addition, in the section of the DoubleLine Funds Prospectus titled “Management of the Funds — Portfolio Managers,” the information listed in the column titled “Business Experience During the Past Five Years” for Luz M. Padilla is replaced in its entirety with the following:

Ms. Padilla joined DoubleLine Capital in 2009 as the Director of the Emerging Markets Group and has been a portfolio manager of DoubleLine Capital since January 2010.

Under the section titled “Portfolio Management — Ownership of Securities and Other Managed Accounts” of the DoubleLine Funds SAI, the information regarding Ms. Koo and Mr. Christensen in the table that provides the number of other accounts managed by the portfolio managers of the Fund and the total assets of such accounts is replaced in its entirety as follows:

Portfolio Manager	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Million)		Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
Mark Christensen	2	$1,172.1	(9)	0	$–	0	$–
Su Fei Koo	2	$1,172.1	(10)	0	$–	0	$–

	Performance Fee Accounts
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
Mark Christensen	0	$–	0	$–	0	$–
Su Fei Koo	0	$–	0	$–	0	$–

(9)

Mr. Christensen manages the Low Duration Emerging Markets Fixed Income Fund with total assets of $195,665,658 and the Emerging Markets Fixed Income Fund with total assets of $976,476,634. Mr. Christensen was appointed portfolio manager of DoubleLine Emerging Markets Fixed Income Fund on December 1, 2015. This information is stated as of October 31, 2015.

(10)

Ms. Koo manages the Low Duration Emerging Markets Fixed Income Fund with total assets of $195,665,658 and the Emerging Markets Fixed Income Fund with total assets of $976,476,634. Ms. Koo was appointed portfolio manager of DoubleLine Emerging Markets Fixed Income Fund on December 1, 2015. This information is stated as of October 31, 2015.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

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